Form N-1A Cover	Jun. 22, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	New York Life Investments ETF Trust
Entity Central Index Key	0001415995
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 22, 2026